RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Scandic American Shipping Ltd [Member]
Related Party [Abstract]
Management fee received	$ 100	$ 100	$ 100
Board Member [Member]
Related Party [Abstract]
Accounts payable	0	0
Costs and expenses, related party	100	100	300
Immediate Family Member of the Chairman [Member]
Related Party [Abstract]
Accounts payable	0	0	0
Costs and expenses, related party	400	200	100
Nordic American Offshore Limited [Member]
Related Party [Abstract]
Costs and expenses, related party	2,300	$ 2,300	$ 2,200
Chairman [Member]
Related Party [Abstract]
Receivables from related party	$ 200